Non-Current Assets by Region (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Assets by Region
Schedule of non-current assets by region

€ millions	2020	2019
Germany	4,350	4,486
Rest of EMEA	5,821	5,386
EMEA	10,171	9,872
United States	26,829	29,741
Rest of Americas	379	411
Americas	27,208	30,151
APJ	1,216	1,276
SAP Group	38,595	41,299